Label	Element	Value
ZIEGLER STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock
Investor Class (Nasdaq Symbol: ZLSCX)

Institutional Class (Nasdaq Symbol: ZLSIX)

A series of Trust for Advised Portfolios

February 13, 2015

Supplement to the Prospectus and Summary Prospectus

dated January 25, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	ZIEGLER STRATEGIC INCOME FUND
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In addition, the “Performance Section” on Page 9 of the Prospectus and Page 8 of the Summary Prospectus is revised to remove the following sentence:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of the most recent calendar quarter, which ended December 31, 2014, was -1.69%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus.